TRADE RECEIVABLES (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 8,304	¥ 57,280	¥ 51,027
Within 1 year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,667	18,401	19,026
Between 1-2 years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,015	13,896	5,106
Between 2-3 years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	655	4,518	12,796
Over 3 years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,967	¥ 20,465	¥ 14,099